Warrants and Derivative Liabilities (Details 1) - Black-Scholes option pricing model - 2019 Common Stock Warrants	Dec. 31, 2019 $ / shares
Class of Warrant or Right [Line Items]
Underlying common stock price	$ 0.22
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	0
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	93.08
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	1.62
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term (years)	5 years